Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Trade Receivable [Abstract]
Schedule of Breakdown for Trade Receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2023	2022
Trade receivables	247,138	183,725
Loss allowance	(6,681)	(6,512)
Total trade receivables	240,457	177,213
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2023	2022
At January 1,	(6,512)	(6,643)
Provisions	(3,276)	(806)
Utilizations	285	131
Releases	2,829	645
Exchange differences and other	(7)	161
At December 31,	(6,681)	(6,512)

Schedule of Trade Receivable by Geographic Area
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2023	2022
EMEA (1)	102,653	77,817
of which Italy	60,174	50,897
North America (2)	38,636	24,523
of which United States	33,028	20,669
Latin America (3)	8,936	5,770
APAC (4)	90,232	69,103
of which Greater China Region	61,990	47,924
Total trade receivables	240,457	177,213
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.